SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepaid Expenses And Deposits
Insurance		$ 838,445	$ 1,148,455
Prepaid interest		810	1,889
Prepaid marketing services		71,539	733,417
Prepaid rent		21,768	12,485
Prepaid subscriptions		48,007	29,194
Deposits	[1]	361,646	382,284
Prepaid expenses and deposits		$ 1,342,215	$ 2,307,724

[1]	A deposit in the amount of $228,572 related to the purchase of inventory related to the Vital Intelligence Inc. acquisition was written off during the year ended December 31, 2022 as there was uncertainty related to whether the Company would recover the value.